Fair Value Measurement (Details) - $ / shares		6 Months Ended
	Feb. 28, 2024	Jun. 30, 2026	Mar. 18, 2026	Feb. 28, 2025	Oct. 28, 2024	Oct. 24, 2024	Nov. 23, 2022
Fair Value Measurement [Line Items]
Warrant, exercise price, increase (in Dollars per share)		$ 2.75
Warrant, exercise price, decrease (in Dollars per share)		$ 1.45
Warrant term		5 years
ADS Warrants [Member]
Fair Value Measurement [Line Items]
Warrants issued					761,719		5,454,546
Warrants strike price (in Dollars per share)	$ 0.75161		$ 0.29898	$ 0.75161		$ 1.45
Warrants exercised							1,350,000
Minimum [Member] | ADS Warrants [Member]
Fair Value Measurement [Line Items]
Warrants issued			17,010,994	10,349,111		5,454,546
Adjustment of warrants	761,719
Maximum [Member] | ADS Warrants [Member]
Fair Value Measurement [Line Items]
Warrants issued			42,764,776	19,957,214		10,349,111
Adjustment of warrants	1,468,898